Note 6 - Collaboration and Device Development Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 6 –	Collaboration and Device Development Payable

Restructuring of the Battelle Payables

In
March 2020,
we entered into the
first
amendment to the
December 2018
payment restructuring agreement, or the Amendment, with Battelle Memorial Institute, or Battelle, in which we agreed to amend the payment terms of two
milestone payments previously due
no
later than
January 2020.
Under the Amendment, we agreed that (i) the
first
milestone payment would continue to be due upon enrollment of the first
patient in the next AEROSURF clinical study but
no
later than
April 15, 2020;
and, (ii) the
second
milestone payment would continue to be due upon completion of technology transfer of our device manufacturing process for the phase
3
ADS to our new medical device manufacturer but
no
later than
September 1, 2020.
The Amendment is treated as a debt modification and, in accordance with debt modification accounting, no
gain or loss was recognized.

In
April 2020,
we made the
first
milestone payment of
$0.8
million to Battelle and announced enrollment of the
first
patient into the AEROSURF phase
2
bridging study.

Note
9
- Collaboration and Device Development Payable

Collaboration and device development payable represents amounts due to Battelle under a collaboration agreement related to the development of our phase
3
ADS (see, Note
16
- Collaboration, Licensing and Research Funding Agreements) and a Research and Development Services Agreement (RDSA) dated
June 2012
for our prototype phase
2
ADS. As of
December 31, 2019
and
2018,
collaboration and device development payable was
$2.0
million and
$2.6
million, respectively, including accrued interest.

Restructuring of the Battelle Payables

On
December 7, 2018,
we entered into a payment restructuring agreement with Battelle Memorial Institute (Battelle) in which we agreed to the following: (i) the outstanding amounts owing under the Collaboration Agreement and RDSA (such amounts, the Battelle Payables) will continue to accrue interest at a rate of
6.0%
per annum and shall be payable on a monthly basis or any unpaid interest shall be added to the balance of the Battelle Payables, (ii) we and Battelle will continue the development activities relating to AEROSURF under the RDSA, and we will prepay for services to be provided by Battelle until we have repaid
$3.0
million of the Battelle Payables, after which time, services incurred shall be payable upon
30
days of receipt of the invoice, (iii) Battelle participated in the
December 2018
Private Placement Financing for
$1.0
million in a debt-equity exchange for a like amount of Battelle Payables (
see
, Note
14
- Stockholders’ Equity), (iv) upon the closing of the Private Placement Financing, we paid Battelle cash in the amount of
$1.0
million and thereafter initiated payments totaling an aggregate
$1.25
million payable in
five
equal, consecutive monthly installments of
$0.25
million, and (v) increased the royalty cap previously set forth in the collaboration agreement from
$25.0
million to
$35.0
million. In addition, under the terms of the Battelle Payment Restructuring, we agreed to make two
milestone payments to Battelle as follows: (i) upon enrollment of the first
patient in the next AEROSURF clinical study (First Milestone), an amount equal to one
half of the then-outstanding Battelle Payables (including unpaid interest), and (ii) when we complete the device technology transfer for the phase
3
ADS to Mack (Second Milestone), an amount equal to the then-outstanding Battelle Payables, including unpaid interest. If any amounts of the Battelle Payables remained unpaid by
December 31, 2019,
then all unpaid Battelle Payables would be due on
January 7, 2020.
Neither milestone was achieved as of
December 31, 2019.
On
March 30, 2020,
we and Battelle entered into an amendment to the Battelle Payment Restructuring such that the First Milestone would be payable no
later than
April 15, 2020
and the Second Milestone would be payable
no
later than
September 1, 2020.

Management determined the payment restructuring agreement of the Battelle Payables does not
represent a troubled debt restructuring as Battelle did
not
grant us a concession. Further, the payment restructuring agreement constitutes a debt modification as the restructured terms do not
result in a substantially different instrument.

In connection with the payment restructuring agreement, we also issued to Battelle Series E Warrants (Series E Warrants) to purchase
25,000
shares of common stock, at an exercise price equal to
$19.50
per share (the Exercise Price). The Series E Warrants
may
be exercised after the date of issuance through the
5
-year anniversary of the date of issuance on
December 11, 2023.
The Series E Warrants
may
not
be exercised to the extent that the holder thereof would, following such exercise or conversion, beneficially own more than
9.99%
(or other percent as designated by each holder) of our outstanding shares of common stock. The Series E Warrants contain customary provisions that adjust the Exercise Price and the number of shares of common stock into which the Series E Warrants are exercisable in the event of a corporate transaction.

The Series E Warrants are derivatives that qualify for an exemption from liability accounting as provided for in ASC Topic
815,
Derivatives and Hedging - Contracts in Entity’s own Equity, and have been classified as equity. The fair value at issuance of the Series E Warrants was determined using the Black-Scholes option-pricing model. The input assumptions used in the valuation are the historical volatility of our common stock price, the expected term of the warrants, and the risk-free interest rate based on the five
-year treasury bill rate in effect at the measurement date.

Significant Input Assumptions of Warrant Valuation
Historical volatility	103%
Expected term (in years)	5
Risk-free interest rate	2.70%

As of
December 31, 2019,
we had accrued interest expense relating to the Battelle Payables of
$0.4
million.

Extinguishment of Collaboration and Device Development Payable

On
December 21, 2018,
as part of the Private Placement Financing, we converted
$1.0
million of existing Battelle Payables on the same terms as the Investors of the Private Placement Financing. In connection with the conversion of the Battelle Payables, we issued: (i)
100,607
shares of common stock based at
$9.9396
per share, (ii) Series F Warrants to purchase
17,103
shares of common stock, at an exercise price equal to
$11.04
per share, and (iii) Series G Warrants to purchase
33,201
shares common stock, at an exercise price equal to
$12.15
per share. The Series F Warrants are exercisable at any time after the date of issuance and through the
18
-month anniversary of the date of issuance and the Series G Warrants may
be exercised through the
5
-year anniversary of the date of issuance.

The conversion of the Battelle Payables is treated as an extinguishment of outstanding liabilities. We recorded a loss on extinguishment of debt of approximately
$0.5
million. The loss was calculated as the difference between: (i) the aggregate fair value of approximately
$1.5
million, based on the fair value of the common stock and Warrants on
December 21, 2018
and (ii) the carrying value of the Battelle Payables of
$1.0
million.